Income Taxes (Tables)	6 Months Ended
Jun. 30, 2017
Income Taxes
Components of income tax expense

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Current tax
—HK	244	372
—PRC	355	138
Deferred income tax	1,247	1,177
Income tax expense	1,846	1,687

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(16,738)	(16,770)
Tax calculated at the statutory tax rate of the Company	(2,762)	(2,767)
Tax effects of:
Different tax rates available to different jurisdictions	537	120
Tax valuation allowance	3,036	2,184
Expenses not deductible for tax purposes	261	272
Utilization of previously unrecognized tax losses	(97)	(14)
Withholding tax on undistributed earnings of PRC entities	1,307	1,160
Others	(436)	732
Income tax expense	1,846	1,687

Significant components of deferred tax assets and liabilities

	June 30,	December 31,
	2017	2016
	(in US$’000)
Deferred tax assets:
Tax losses	23,244	20,145
Others	429	372
Total deferred tax assets	23,673	20,517
Less: Valuation allowance	(23,244)	(20,145)
Deferred tax assets	429	372
Deferred tax liabilities:
Undistributed earnings from PRC entities	4,497	5,230
Others	124	131
Deferred tax liabilities	4,621	5,361

Schedule of income taxes payable

	2017	2016
	(in US$’000)
As at January 1	274	442
Current tax	599	510
Withholding tax upon dividend declaration from PRC entities	2,140	796
Tax paid	(2,458)	(1,609)
Exchange difference	2	2
As at June 30	557	141